Provisions - Other Commitments - Outstanding Exposures (Details) - Other commitments [Member] - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of other provisions [line items]
Exposure as at beginning of period	$ 46,561	$ 60,609
Net change on exposures	108,602	(14,048)
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Foreign exchange adjustments
Exposure as at ending of period	155,163	46,561
Stage 1 - Individual [Member]
Disclosure of other provisions [line items]
Exposure as at beginning of period	46,561	49,519
Net change on exposures	108,602	(2,958)
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Foreign exchange adjustments
Exposure as at ending of period	155,163	46,561
Stage 1 - Group [Member]
Disclosure of other provisions [line items]
Exposure as at beginning of period
Net change on exposures
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Foreign exchange adjustments
Exposure as at ending of period
Stage 2 - Individual [Member]
Disclosure of other provisions [line items]
Exposure as at beginning of period		11,090
Net change on exposures		(11,090)
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Foreign exchange adjustments
Exposure as at ending of period
Stage 2 - Group [Member]
Disclosure of other provisions [line items]
Exposure as at beginning of period
Net change on exposures
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Foreign exchange adjustments
Exposure as at ending of period
Stage 3 - Individual [Member]
Disclosure of other provisions [line items]
Exposure as at beginning of period
Net change on exposures
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Foreign exchange adjustments
Exposure as at ending of period
Stage 3 - Group [Member]
Disclosure of other provisions [line items]
Exposure as at beginning of period
Net change on exposures
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Foreign exchange adjustments
Exposure as at ending of period